AMERICAN INDEPENDENCE FUNDS TRUST

SUPPLEMENT DATED OCTOBER 1, 2014

TO THE

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED MARCH 1, 2014

(AS SUPPLEMENTED THROUGH JULY 18, 2014)

AMERICAN INDEPENDENCE STOCK FUND (TICKER SYMBOLS: ISISX, IFCSX, ISFSX)	AMERICAN INDEPENDENCE KANSAS TAX-EXEMPT BOND FUND (TICKER SYMBOLS: SEKSX, IKSTX, IKTEX)

AMERICAN INDEPENDENCE RISK-MANAGED ALLOCATION FUND (TICKER SYMBOLS: RMAIX, AARMX, ACRMX)	AMERICAN INDEPENDENCE BOYD WATTERSON SHORT-TERM ENHANCED BOND FUND (TICKER SYMBOLS: ISBSX, ISTSX)

AMERICAN INDEPENDENCE INTERNATIONAL ALPHA STRATEGIES FUND (TICKER SYMBOLS: IMSSX, IIESX)	AMERICAN INDEPENDENCE BOYD WATTERSON CORE PLUS FUND (TICKER SYMBOLS: IIISX, IBFSX)

AMERICAN INDEPENDENCE U.S. INFLATION-INDEXED FUND (TICKER SYMBOLS: FFIHX, FNIHX, FCIHX, AIIPX)

(the “Funds”)

Effective October 1, 2014, the address for the Funds and American Independence Financial Services, LLC (“American Independence”), the Funds’ Adviser and Administrator, has changed.  The new address is as follows:

225 West 34th Street
9th Floor
New York, NY 10122

Reference to the Funds’  or American Independence’s former address  (230 Park Avenue, Suite 534, New York, NY 10169) in the Prospectus and Statement of Additional Information shall  be replaced with the new address noted above.

Fund purchase and redemption requests by mail should continue to be sent to American Independence Funds Trust, P.O. Box 8045, Boston, MA  02266-8045 for regular mail and American Independence Funds Trust, c/o Boston Financial Data Services, 30 Dan Road, Canton, MA  02021 for express, certified or registered mail.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE